American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
November 30, 2024

Avantis International Small Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.5%
Australia — 8.3%
29Metals Ltd.(1)(2)	44,992	10,765
Accent Group Ltd.(2)	15,260	24,627
Adairs Ltd.	94,089	163,690
Aeris Resources Ltd.(1)(2)	67,237	7,933
Alkane Resources Ltd.(1)(2)	84,644	27,412
Alliance Aviation Services Ltd.(1)	9,551	17,333
Amplitude Energy Ltd.(1)	782,026	91,981
Appen Ltd.(1)(2)	21,185	33,088
Aurelia Metals Ltd.(1)	4,146	462
Austal Ltd.(1)(2)	135,283	282,271
Australian Agricultural Co. Ltd.(1)	38,261	34,155
Australian Finance Group Ltd.(2)	51,743	51,862
Bank of Queensland Ltd.(2)	296,192	1,335,488
Beach Energy Ltd.	962,898	774,190
Bega Cheese Ltd.	33,211	114,785
Bendigo & Adelaide Bank Ltd.	151,121	1,326,001
Bravura Solutions Ltd.(1)	74,346	74,906
Capricorn Metals Ltd.(1)	165,176	702,677
Catalyst Metals Ltd.(1)	44,779	78,844
Challenger Ltd.	55,210	224,891
Champion Iron Ltd.(2)	214,915	807,975
Coast Entertainment Holdings Ltd.(1)(2)	93,560	26,290
Coronado Global Resources, Inc.	260,622	158,073
Credit Corp. Group Ltd.(2)	1,750	20,351
Elders Ltd.(2)	84,116	428,991
Emeco Holdings Ltd.(1)(2)	88,013	50,547
Emerald Resources NL(1)	198,107	470,406
EML Payments Ltd.(1)(2)	3,043	2,009
Evolution Mining Ltd.	215,766	714,455
EVT Ltd.(2)	26,243	196,460
FleetPartners Group Ltd.(1)	76,422	158,270
Gold Road Resources Ltd.	477,746	583,542
GrainCorp Ltd., A Shares	135,551	692,276
Grange Resources Ltd.	222,445	37,066
GWA Group Ltd.	3,958	5,998
Harvey Norman Holdings Ltd.(2)	230,819	719,124
Helia Group Ltd.	161,361	472,517
HUB24 Ltd.	126	6,219
Humm Group Ltd.(2)	50,226	21,337
Iluka Resources Ltd.	190,001	695,190
Infomedia Ltd.	30,568	27,528
Inghams Group Ltd.	180,955	366,757
Insignia Financial Ltd.	188,696	388,288
JB Hi-Fi Ltd.	19,766	1,176,290
Karoon Energy Ltd.(2)	465,220	404,814
Leo Lithium Ltd.(1)(2)	183,575	1,197
Maas Group Holdings Ltd.(2)	9,611	31,104
Macmahon Holdings Ltd.	201,489	48,049
Magellan Financial Group Ltd.	87,444	626,116

McMillan Shakespeare Ltd.	20,883	205,709
Metals X Ltd.(1)	234,155	62,071
Metcash Ltd.	408,490	833,090
Monadelphous Group Ltd.	21,153	176,769
Mount Gibson Iron Ltd.(1)	54,215	10,796
Myer Holdings Ltd.(2)	386,250	268,005
MyState Ltd.(2)	7,500	20,147
New Hope Corp. Ltd.(2)	302,525	930,092
nib holdings Ltd.	119,296	442,844
NRW Holdings Ltd.	215,618	550,738
OFX Group Ltd.(1)	32,997	28,561
Ora Banda Mining Ltd.(1)(2)	332,931	157,970
Pacific Current Group Ltd.	868	6,141
Perenti Ltd.	362,645	293,878
Perseus Mining Ltd.	898,944	1,555,904
Platinum Asset Management Ltd.(2)	199,755	137,627
Premier Investments Ltd.	32,883	746,824
Qube Holdings Ltd.	121,561	316,757
Ramelius Resources Ltd.	670,260	922,046
Regis Resources Ltd.(1)	382,045	641,238
Reject Shop Ltd.	3,585	6,716
Resimac Group Ltd.	17,203	10,442
Resolute Mining Ltd.(1)	1,589,180	452,885
Ridley Corp. Ltd.	118,914	216,668
Sandfire Resources Ltd.(1)(2)	165,966	1,131,184
Seven West Media Ltd.(1)	212,976	20,859
Sims Ltd.	46,966	403,575
Solvar Ltd.(2)	24,697	22,095
Southern Cross Media Group Ltd.	65,243	23,227
Stanmore Resources Ltd.(2)	221,517	480,514
Star Entertainment Group Ltd.(1)(2)	1,258,884	161,075
Super Retail Group Ltd.	98,249	947,427
Superloop Ltd.(1)(2)	15,447	22,210
Ten Sixty Four Ltd.(1)	4,832	31
Terracom Ltd.(2)	194,588	24,812
Tyro Payments Ltd.(1)(2)	44,645	26,295
Universal Store Holdings Ltd.	14,729	75,001
Vault Minerals Ltd.(1)	1,736,363	398,258
Viva Energy Group Ltd.	369,669	631,885
West African Resources Ltd.(1)	517,802	514,748
Westgold Resources Ltd.	150,223	280,251
Whitehaven Coal Ltd.	257,205	1,108,399
Zip Co. Ltd.(1)	632,568	1,420,288
		31,400,652
Austria — 0.7%
AT&S Austria Technologie & Systemtechnik AG(1)	31,914	445,823
Immofinanz AG(1)	19,710	329,292
Lenzing AG(1)	31,353	974,352
POLYTEC Holding AG(1)	5,725	13,275
Porr AG	20,304	345,894
Semperit AG Holding	4,585	55,875
UNIQA Insurance Group AG	85,837	653,189
		2,817,700
Belgium — 1.1%
Bekaert SA	22,987	797,650

bpost SA	61,563	123,639
Cie d'Entreprises CFE	3,893	24,738
Deceuninck NV	1,622	3,960
Deme Group NV	1,548	238,347
Gimv NV	3,173	136,183
Ion Beam Applications	785	11,568
Jensen-Group NV	250	11,510
KBC Ancora	17,585	879,557
Melexis NV	1,475	88,678
Ontex Group NV(1)(2)	3,862	32,588
Proximus SADP	32,988	214,187
Solvay SA	43,242	1,500,641
Tessenderlo Group SA	224	5,262
Umicore SA(2)	20,984	227,200
		4,295,708
Canada — 10.3%
ADENTRA, Inc.	7,330	215,704
Advantage Energy Ltd.(1)	69,300	445,484
Aecon Group, Inc.	500	10,278
Alamos Gold, Inc., Class A	629	11,955
Alaris Equity Partners Income	1,400	19,619
Algoma Central Corp.	200	2,144
Algoma Steel Group, Inc.(2)	12,800	137,321
Aris Mining Corp.(1)	47,300	182,098
Athabasca Oil Corp.(1)	199,200	731,322
AutoCanada, Inc.(1)	100	1,342
B2Gold Corp.	433,990	1,264,726
Baytex Energy Corp.(2)	314,849	895,039
Birchcliff Energy Ltd.(2)	76,715	289,863
Bird Construction, Inc.(2)	4,990	109,954
Bonterra Energy Corp.(1)	5,800	14,334
Brookfield Wealth Solutions Ltd.(1)	6,300	387,436
Calfrac Well Services Ltd.(1)	4,100	11,450
Canacol Energy Ltd.(2)	3,101	8,550
Canadian Western Bank(2)	33,900	1,457,890
Capital Power Corp.	55,300	2,459,972
Cardinal Energy Ltd.(2)	49,400	231,466
Cascades, Inc.	27,100	234,600
Celestica, Inc. (Toronto)(1)	25,700	2,209,570
Centerra Gold, Inc.	106,187	640,891
CES Energy Solutions Corp.	106,520	734,962
Chorus Aviation, Inc.(1)(2)	21,331	51,497
Doman Building Materials Group Ltd.	2,200	15,368
Dorel Industries, Inc., Class B(1)	877	2,775
Dundee Precious Metals, Inc.	63,900	598,813
Eldorado Gold Corp.(1)	61,300	979,451
Ensign Energy Services, Inc.(1)	30,100	63,423
Equinox Gold Corp.(1)(2)	82,353	468,219
Evertz Technologies Ltd.	200	1,736
Finning International, Inc.	14,400	392,900
First National Financial Corp.(2)	700	22,019
Fortuna Mining Corp.(1)	114,300	551,070
Freehold Royalties Ltd.(2)	17,000	169,144
Frontera Energy Corp.	9,034	52,524
Galiano Gold, Inc.(1)	66	93

Gear Energy Ltd.(2)	25,000	9,643
goeasy Ltd.	2,130	264,765
Headwater Exploration, Inc.(2)	95,010	466,890
Hudbay Minerals, Inc.	171,925	1,533,762
Hut 8 Corp.(1)(2)	234	6,625
iA Financial Corp., Inc.	75	7,169
IAMGOLD Corp.(1)(2)	220,700	1,216,959
International Petroleum Corp.(1)	33,702	382,023
Jaguar Mining, Inc.(1)	3,200	8,640
Journey Energy, Inc.(1)(2)	520	795
Kelt Exploration Ltd.(1)	37,400	179,781
Kinross Gold Corp.	241,743	2,367,270
Laurentian Bank of Canada(2)	8,200	173,658
Linamar Corp.	3,200	140,498
Logan Energy Corp.(1)(2)	71,900	40,571
Lundin Gold, Inc.	35,500	825,599
Lundin Mining Corp.(2)	33,300	326,804
Martinrea International, Inc.(2)	29,160	211,611
Mattr Corp.(1)	7,625	70,365
MEG Energy Corp.	65,800	1,184,358
New Gold, Inc.(1)	392,670	1,093,827
North American Construction Group Ltd.	8,249	168,391
NuVista Energy Ltd.(1)	66,188	641,528
Obsidian Energy Ltd.(1)(2)	24,600	140,742
OceanaGold Corp.	277,800	877,023
Paramount Resources Ltd., A Shares	16,600	371,590
Parex Resources, Inc.	38,800	414,868
PetroTal Corp.	95,000	42,748
Peyto Exploration & Development Corp.(2)	77,000	914,617
PHX Energy Services Corp.	3,700	25,873
Precision Drilling Corp.(1)	5,910	374,596
Real Matters, Inc.(1)(2)	13,400	64,701
Russel Metals, Inc.	22,682	744,591
Saturn Oil & Gas, Inc.(1)	4,900	8,015
Secure Energy Services, Inc.	43,286	490,042
Sierra Metals, Inc.(1)(2)	6,600	3,064
Spartan Delta Corp.(1)(2)	40,300	101,898
STEP Energy Services Ltd.(1)(2)	3,000	11,078
SunOpta, Inc.(1)(2)	15,900	127,309
Surge Energy, Inc.(2)	37,300	151,859
Tamarack Valley Energy Ltd.(2)	244,100	777,605
Taseko Mines Ltd.(1)	73,100	149,328
Tidewater Midstream & Infrastructure Ltd.(1)(2)	29,300	2,930
Torex Gold Resources, Inc.(1)	46,500	986,429
Total Energy Services, Inc.	3,600	30,033
Tourmaline Oil Corp.(2)	3,902	184,168
Transcontinental, Inc., Class A	3,300	40,188
Trican Well Service Ltd.	69,905	244,159
Valeura Energy, Inc.(1)(2)	40,700	180,818
Veren, Inc.	277,246	1,471,332
Vermilion Energy, Inc.	72,300	742,081
Wajax Corp.	275	4,661
Western Forest Products, Inc.(1)	34,700	11,153
Whitecap Resources, Inc.(2)	264,100	1,929,748
		39,017,781

China — 0.0%
China Gold International Resources Corp. Ltd.(1)	2,500	12,500
LK Technology Holdings Ltd.(2)	250	104
		12,604
Denmark — 1.8%
D/S Norden AS	9,931	301,145
H&H International AS, B Shares(1)	1,425	16,033
Harboes Bryggeri AS, Class B	336	8,226
Jyske Bank AS	5,782	407,929
Nilfisk Holding AS(1)	2,671	40,261
NKT AS(1)	30,749	2,375,692
NTG Nordic Transport Group AS(1)	232	9,379
Per Aarsleff Holding AS	9,369	612,186
Solar AS, B Shares	2,436	106,257
Spar Nord Bank AS	36,741	724,448
Svitzer Group AS(1)	5,628	180,113
Sydbank AS	27,620	1,373,408
TORM PLC, Class A(2)	22,581	477,710
		6,632,787
Finland — 1.0%
Aspo OYJ	1,402	7,529
Atria OYJ	343	3,951
Citycon OYJ(1)	10,642	38,892
Finnair OYJ(1)(2)	39,600	89,735
Harvia OYJ	7,909	365,849
Incap OYJ(1)(2)	1,674	17,202
Kemira OYJ	4,353	85,587
Lassila & Tikanoja OYJ	893	7,836
Marimekko OYJ	10,569	136,058
Nokian Renkaat OYJ(2)	166,249	1,295,092
Outokumpu OYJ(2)	198,324	666,047
Puuilo OYJ	72,415	689,801
Talenom OYJ(2)	3,181	12,844
Tokmanni Group Corp.	31,388	392,065
Verkkokauppa.com OYJ(1)	249	371
YIT OYJ(1)(2)	6,962	17,468
		3,826,327
France — 2.9%
AKWEL SADIR	113	955
Aperam SA	6,299	180,299
Ayvens SA(2)	20,507	134,829
Beneteau SACA(2)	22,294	187,427
Catana Group(2)	4,546	22,225
Cie des Alpes	14,596	231,122
Clariane SE(1)(2)	97,515	193,181
Coface SA	51,034	789,435
Derichebourg SA	66,746	322,687
Emeis SA(1)(2)	32,061	198,188
Esso SA Francaise	1,125	118,924
Etablissements Maurel et Prom SA	50,051	265,088
Euroapi SA(1)(2)	22,876	99,449
Eurobio Scientific SA(1)(2)	1,749	47,424
Eutelsat Communications SACA(1)(2)	95,116	292,844
Genfit SA(1)	3,937	16,283
Groupe LDLC(2)	755	8,025

Guerbet	63	1,766
ID Logistics Group SACA(1)	30	12,305
Jacquet Metals SACA	893	14,914
JCDecaux SE(1)	4,814	71,705
Kaufman & Broad SA	5,816	193,430
Maisons du Monde SA(2)	12,783	48,708
Mersen SA	3,709	77,697
Metropole Television SA	14,909	171,597
Nexans SA	3,351	380,298
Nexity SA(1)(2)	20,136	248,426
Opmobility	47,187	435,155
OVH Groupe SAS(1)(2)	4,613	41,452
Pullup Entertainment(1)	483	10,537
ReWorld Media SA(1)	1,855	2,985
SES SA	320,056	1,103,576
SMCP SA(1)(2)	8,369	25,906
Solutions 30 SE(1)(2)	18,302	16,745
Synergie SE(1)	96	2,881
Television Francaise 1 SA	37,925	290,197
Ubisoft Entertainment SA(1)(2)	69,003	908,967
Valeo SE	51,422	428,279
Vallourec SACA(1)(2)	133,288	2,341,218
Verallia SA	13,258	353,060
Vicat SACA	7,021	265,739
VusionGroup(2)	774	116,873
X-Fab Silicon Foundries SE(1)(2)	31,649	150,650
		10,823,451
Germany — 3.3%
1&1 AG	7,541	94,878
7C Solarparken AG	5,130	10,304
About You Holding SE(1)	4,679	16,449
AlzChem Group AG	2,707	162,262
Aumann AG	1,872	20,535
Baader Bank AG(1)	2,427	10,530
Bertrandt AG	560	10,511
CANCOM SE	12,599	313,895
Cewe Stiftung & Co. KGaA	1,754	179,569
Deutsche Pfandbriefbank AG(1)	4,777	25,496
Deutz AG	73,232	311,697
Draegerwerk AG & Co. KGaA	622	26,962
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	108,768
Einhell Germany AG, Preference Shares	1,570	106,114
Elmos Semiconductor SE	3,109	204,594
ElringKlinger AG	6,169	26,739
Energiekontor AG	545	24,461
flatexDEGIRO AG	53,325	766,594
Friedrich Vorwerk Group SE	1,749	49,738
Gesco SE	473	6,801
Grand City Properties SA(1)	12,308	162,872
Grenke AG	1,970	32,273
Heidelberger Druckmaschinen AG(1)	114,367	110,976
HelloFresh SE(1)	48,657	598,651
Hornbach Holding AG & Co. KGaA	4,596	392,910
HUGO BOSS AG	15,653	532,447
Indus Holding AG	1,240	28,408

Instone Real Estate Group SE	1,981	17,639
JOST Werke SE	5,566	244,665
Jungheinrich AG, Preference Shares	21,784	576,038
K&S AG(2)	27,193	322,782
Kloeckner & Co. SE	12,982	64,615
Kontron AG	2,105	38,216
Krones AG	6,441	805,189
KSB SE & Co. KGaA	1	666
KSB SE & Co. KGaA, Preference Shares	69	44,798
Lang & Schwarz AG	1,344	26,576
Lanxess AG	42,894	1,076,107
Medios AG(1)	2,182	29,259
METRO AG	46,429	215,712
Multitude PLC	937	4,753
Mutares SE & Co. KGaA(2)	8,374	218,569
Norma Group SE	9,345	133,534
SAF-Holland SE	35,384	508,295
Salzgitter AG	10,701	185,892
Schaeffler AG(1)	76,463	360,620
Siltronic AG	8,569	431,407
Sixt SE	2,177	160,820
Sixt SE, Preference Shares	2,621	149,064
Stabilus SE	1,460	50,393
Steico SE(1)	963	18,625
STO SE & Co. KGaA, Preference Shares	1,138	132,268
Suedzucker AG(2)	33,828	390,691
TAG Immobilien AG(1)	54,758	911,251
thyssenkrupp AG	182,800	750,522
Villeroy & Boch AG, Preference Shares	993	16,209
Vossloh AG	192	8,584
Wacker Neuson SE	4,236	60,953
Wuestenrot & Wuerttembergische AG	1,896	23,869
		12,314,015
Hong Kong — 1.4%
Analogue Holdings Ltd.	12,000	1,469
AustAsia Group Ltd.(1)	5,580	716
BOCOM International Holdings Co. Ltd.(1)	29,000	1,229
Bright Smart Securities & Commodities Group Ltd.	424,000	117,435
Cafe de Coral Holdings Ltd.	250,000	253,424
Chow Sang Sang Holdings International Ltd.	25,000	20,752
Crystal International Group Ltd.	15,500	8,434
CSI Properties Ltd.(1)	350,000	3,862
Dah Sing Banking Group Ltd.	224,000	207,096
Dah Sing Financial Holdings Ltd.	75,200	241,841
Dickson Concepts International Ltd.	25,000	14,993
Eagle Nice International Holdings Ltd.	2,000	990
E-Commodities Holdings Ltd.	1,440,000	259,222
Hang Lung Group Ltd.	107,000	137,951
IGG, Inc.	35,000	16,002
International Housewares Retail Co. Ltd.	10,000	1,378
Johnson Electric Holdings Ltd.	272,406	380,204
JS Global Lifestyle Co. Ltd.(1)	967,500	179,540
K Wah International Holdings Ltd.	166,000	37,049
Karrie International Holdings Ltd.	74,000	7,892
Minmetals Land Ltd.(1)	4,000	178

Oriental Watch Holdings	66,000	31,596
Pacific Basin Shipping Ltd.	3,460,000	825,684
PC Partner Group Ltd.	140,000	89,723
Regina Miracle International Holdings Ltd.	25,000	6,682
Shun Tak Holdings Ltd.(1)	406,000	34,652
Singamas Container Holdings Ltd.	430,000	38,807
SmarTone Telecommunications Holdings Ltd.	92,000	47,491
Stella International Holdings Ltd.	19,000	34,728
Sun Hung Kai & Co. Ltd.	38,000	13,067
SUNeVision Holdings Ltd.	140,000	75,789
Tai Hing Group Holdings Ltd.	50,000	4,182
Ten Pao Group Holdings Ltd.	80,000	15,534
Texhong International Group Ltd.	102,000	50,281
Texwinca Holdings Ltd.	26,000	2,721
Truly International Holdings Ltd.	218,000	29,795
United Energy Group Ltd.(2)	4,682,000	174,823
United Laboratories International Holdings Ltd.	1,072,000	1,462,112
Value Partners Group Ltd.	47,000	9,597
Yue Yuen Industrial Holdings Ltd.	176,000	396,105
		5,235,026
Ireland — 0.3%
Dalata Hotel Group PLC	195,422	912,537
FBD Holdings PLC	2,442	32,280
Glenveagh Properties PLC(1)	44,463	72,178
Origin Enterprises PLC(2)	19,713	63,906
Permanent TSB Group Holdings PLC(1)	4,574	7,225
		1,088,126
Israel — 2.9%
Adgar Investment & Development Ltd.(1)	786	1,067
Africa Israel Residences Ltd.	749	55,147
Alony Hetz Properties & Investments Ltd.	28,693	244,561
Arad Investment & Industrial Development Ltd.(1)	163	6,148
Ashdod Refinery Ltd.	1,929	31,909
Aspen Group Ltd.	664	1,249
Azorim-Investment Development & Construction Co. Ltd.(1)	12,270	69,313
Big Shopping Centers Ltd.(1)	3,107	412,882
Blue Square Real Estate Ltd.	98	8,759
Caesarstone Ltd.(1)	611	2,682
Carasso Motors Ltd.	2,263	15,412
Cellcom Israel Ltd.(1)	11,701	63,115
Clal Insurance Enterprises Holdings Ltd.(1)	35,583	756,932
Delek Automotive Systems Ltd.(1)	704	4,974
Delek Group Ltd.	5,943	800,227
Delta Galil Ltd.	2,662	142,080
Direct Finance of Direct Group 2006 Ltd.	165	23,558
Dor Alon Energy in Israel 1988 Ltd.(1)	81	2,011
Doral Group Renewable Energy Resources Ltd.(1)	41,467	144,279
Elco Ltd.	345	12,582
Equital Ltd.(1)	6,080	243,981
Fattal Holdings 1998 Ltd.(1)	3,348	488,471
FIBI Holdings Ltd.	9,053	447,319
First International Bank Of Israel Ltd.	4,077	192,491
Fox Wizel Ltd.	692	54,223
G City Ltd.	30,739	132,028
Harel Insurance Investments & Financial Services Ltd.	53,063	642,542

IDI Insurance Co. Ltd.	1,237	45,338
Inrom Construction Industries Ltd.	6,953	30,148
Isracard Ltd.	87,047	353,016
Israel Corp. Ltd.	1,752	410,519
Israel Land Development Co. Ltd.(1)	2,361	23,333
Isras Holdings Ltd.(1)	163	17,583
Isras Investment Co. Ltd.	364	84,709
M Yochananof & Sons Ltd.	273	17,677
Menora Mivtachim Holdings Ltd.	10,208	381,314
Migdal Insurance & Financial Holdings Ltd.	189,271	337,958
Naphtha Israel Petroleum Corp. Ltd.(1)	2,351	15,830
Norstar Holdings, Inc.(1)	1,824	7,137
Oil Refineries Ltd.	1,783,064	453,466
Partner Communications Co. Ltd.(1)	42,702	252,401
Paz Retail & Energy Ltd.	927	110,881
Perion Network Ltd.(1)	573	4,897
Phoenix Financial Ltd.	55,786	699,983
Property & Building Corp. Ltd.	90	6,337
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	6,176
Scope Metals Group Ltd.(1)	69	2,622
Shikun & Binui Ltd.(1)	34,019	111,574
Shufersal Ltd.	112,222	1,128,470
Summit Real Estate Holdings Ltd.	1,418	22,755
Tadiran Group Ltd.	102	5,879
Tamar Petroleum Ltd.	732	4,778
Tera Light Ltd.(1)	1,388	2,462
Victory Supermarket Chain Ltd.	265	3,873
YH Dimri Construction & Development Ltd.	1,161	110,414
ZIM Integrated Shipping Services Ltd.	58,921	1,298,619
		10,950,091
Italy — 2.9%
Aeffe SpA(1)(2)	1,917	1,677
Aquafil SpA(1)(2)	8,245	10,883
Banca IFIS SpA	12,793	269,801
Banca Popolare di Sondrio SpA	205,776	1,564,790
Banca Sistema SpA	12,370	19,087
BasicNet SpA	2,836	21,283
BFF Bank SpA	78,145	741,025
Cairo Communication SpA	15,190	38,055
Credito Emiliano SpA	57,026	605,719
d'Amico International Shipping SA	78,261	339,151
Danieli & C Officine Meccaniche SpA(2)	445	11,830
Danieli & C Officine Meccaniche SpA, Preference Shares	273	5,571
Digital Bros SpA(1)(2)	3,854	38,256
Emak SpA	6,148	5,679
Esprinet SpA(1)	10,883	51,248
Ferretti SpA(2)	38,668	114,044
Fila SpA	10,783	114,208
Fincantieri SpA(1)(2)	58,816	369,449
Gefran SpA	300	2,949
Geox SpA(1)	34,516	18,151
Iveco Group NV	137,114	1,371,671
Maire SpA	29,620	226,738
MFE-MediaForEurope NV, Class A(2)	127,264	379,669
MFE-MediaForEurope NV, Class B(2)	48,147	197,781

Newlat Food SpA(1)	1,613	19,945
Orsero SpA	1,264	17,415
OVS SpA	184,882	551,139
Safilo Group SpA(1)(2)	72,223	65,566
Saipem SpA(1)	918,235	2,369,763
Sesa SpA(2)	1,768	144,353
Sogefi SpA(2)	34,852	72,248
TREVI - Finanziaria Industriale SpA(1)(2)	46,222	13,675
Webuild SpA	481,747	1,347,389
		11,120,208
Japan — 32.0%
77 Bank Ltd.	21,300	627,866
Adastria Co. Ltd.	7,800	191,183
ADEKA Corp.	400	7,373
AEON Financial Service Co. Ltd.	58,700	496,781
Aeon Hokkaido Corp.	6,500	37,519
AFC-HD AMS Life Science Co. Ltd.	1,300	7,207
Ahresty Corp.(2)	9,900	34,127
Aichi Steel Corp.	5,400	170,171
Air Water, Inc.	2,100	26,072
Airport Facilities Co. Ltd.	400	1,548
Aisan Industry Co. Ltd.	23,000	204,743
Akebono Brake Industry Co. Ltd.(1)	44,000	32,657
Alconix Corp.	3,200	31,280
Alinco, Inc.	200	1,286
Alpen Co. Ltd.(2)	1,400	18,719
Alps Alpine Co. Ltd.	103,700	1,071,202
Amuse, Inc.	400	3,750
AOKI Holdings, Inc.	18,200	151,700
Aoyama Trading Co. Ltd.	19,100	287,799
Arakawa Chemical Industries Ltd.	1,500	11,190
Arata Corp.	18,800	378,123
ARCLANDS Corp.	32,100	360,989
Arcs Co. Ltd.	13,100	219,581
ARE Holdings, Inc.	14,300	166,955
Artience Co. Ltd.	22,300	463,366
Asahi Co. Ltd.	7,300	77,342
Asahi Kogyosha Co. Ltd.	2,400	30,887
Asahi Yukizai Corp.	5,500	156,207
Asanuma Corp.	1,000	4,328
Asia Pile Holdings Corp.	8,700	47,418
Autobacs Seven Co. Ltd.	200	1,907
Avex, Inc.	6,800	69,038
Awa Bank Ltd.	7,900	151,367
Axial Retailing, Inc.	28,400	170,825
Bando Chemical Industries Ltd.	9,900	116,471
Bank of Nagoya Ltd.	2,000	82,302
Bank of Saga Ltd.	900	12,423
Bank of the Ryukyus Ltd.	12,300	82,332
Beenos, Inc.	8,500	205,369
Belc Co. Ltd.	2,200	98,103
Belluna Co. Ltd.	1,700	8,616
B-Lot Co. Ltd.	6,300	63,773
BML, Inc.	700	13,238
Bunka Shutter Co. Ltd.	20,500	255,785

Carlit Co. Ltd.	6,200	55,423
Cawachi Ltd.	3,900	65,876
Central Glass Co. Ltd.(2)	8,900	196,739
Chiba Kogyo Bank Ltd.	19,900	180,589
Chori Co. Ltd.	1,800	46,678
Chubu Shiryo Co. Ltd.	1,600	14,123
Chubu Steel Plate Co. Ltd.	6,500	94,007
Chuetsu Pulp & Paper Co. Ltd.	2,700	26,971
Chugoku Marine Paints Ltd.	3,500	55,964
CMK Corp.	7,200	19,661
Coca-Cola Bottlers Japan Holdings, Inc.	19,800	317,519
Cosmo Energy Holdings Co. Ltd.	30,100	1,311,079
Credit Saison Co. Ltd.	56,300	1,349,167
CTI Engineering Co. Ltd.	3,000	96,459
Daicel Corp.	178,800	1,585,820
Daido Metal Co. Ltd.	8,100	25,556
Daido Steel Co. Ltd.	68,000	533,851
Daihatsu Diesel Manufacturing Co. Ltd.	6,100	65,648
Daiho Corp.	400	9,047
Daiichi Jitsugyo Co. Ltd.	2,100	33,084
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	957
Daiki Aluminium Industry Co. Ltd.	1,100	7,725
Daikoku Denki Co. Ltd.(2)	3,200	70,561
Daikokutenbussan Co. Ltd.	1,700	116,074
Daikyonishikawa Corp.	12,000	48,866
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	57,259
Daio Paper Corp.	6,100	33,447
Daishi Hokuetsu Financial Group, Inc.	24,000	451,648
Daishinku Corp.	1,500	5,237
Daito Pharmaceutical Co. Ltd.	4,000	56,235
Daitron Co. Ltd.	100	1,824
Daiwabo Holdings Co. Ltd.	3,700	75,768
Dear Life Co. Ltd.	3,800	27,817
Denka Co. Ltd.	42,300	600,482
Densan System Holdings Co. Ltd.	400	6,648
DIC Corp.	56,500	1,234,410
DKS Co. Ltd.	1,700	43,672
Dowa Holdings Co. Ltd.	34,100	1,022,923
Dream Incubator, Inc.	600	12,112
DyDo Group Holdings, Inc.(2)	10,200	229,571
Eagle Industry Co. Ltd.	7,100	90,986
Eco's Co. Ltd.	100	1,340
EDION Corp.	34,700	419,743
Ehime Bank Ltd.	8,800	60,658
EJ Holdings, Inc.	1,100	12,191
Electric Power Development Co. Ltd.	58,800	986,135
Endo Lighting Corp.	2,800	26,657
ERI Holdings Co. Ltd.	400	5,837
Exedy Corp.	29,800	886,813
FCC Co. Ltd.	23,600	471,062
Feed One Co. Ltd.	5,800	30,904
Ferrotec Holdings Corp.	21,500	354,784
FIDEA Holdings Co. Ltd.	3,420	31,949
Financial Partners Group Co. Ltd.	10,600	208,972
First Bank of Toyama Ltd.	19,400	139,429

FJ Next Holdings Co. Ltd.	3,500	26,750
Foster Electric Co. Ltd.	12,100	117,531
France Bed Holdings Co. Ltd.	3,100	25,841
Fuji Co. Ltd.	8,600	116,072
Fuji Corp. Ltd.	3,300	17,520
Fuji Oil Co. Ltd.(2)	14,400	27,843
Fuji Seal International, Inc.	24,000	399,160
Fujibo Holdings, Inc.(2)	2,800	103,456
Fujikura Composites, Inc.	2,100	20,999
Fujikura Ltd.	74,400	2,657,040
FuKoKu Co. Ltd.	2,900	33,483
Fukuyama Transporting Co. Ltd.(2)	8,200	206,823
Furukawa Battery Co. Ltd.	500	4,582
Furukawa Co. Ltd.	12,200	128,478
Furukawa Electric Co. Ltd.	34,500	1,424,347
Fuso Chemical Co. Ltd.	100	2,274
Futaba Industrial Co. Ltd.	40,800	177,570
Fuyo General Lease Co. Ltd.	9,800	734,202
Gakken Holdings Co. Ltd.	2,000	13,673
Gamecard-Joyco Holdings, Inc.	1,700	30,336
Gecoss Corp.	400	2,616
Genky DrugStores Co. Ltd.	3,400	74,043
GLOBERIDE, Inc.	3,300	41,237
Glory Ltd.	23,800	406,932
Godo Steel Ltd.	5,700	143,696
GS Yuasa Corp.	52,400	905,497
G-Tekt Corp.	11,200	117,551
Gunma Bank Ltd.	156,900	1,142,681
Gunze Ltd.	2,500	86,662
H2O Retailing Corp.	52,800	738,179
Hagihara Industries, Inc.	4,200	38,614
Hagiwara Electric Holdings Co. Ltd.	4,000	84,813
Hakudo Co. Ltd.	1,200	18,453
Hakuto Co. Ltd.(2)	1,200	34,942
Halows Co. Ltd.	3,400	92,682
Hamakyorex Co. Ltd.	32,400	276,747
Hanwa Co. Ltd.	26,100	844,246
Happinet Corp.	9,700	270,148
Hazama Ando Corp.	19,000	148,472
Heiwado Co. Ltd.	14,100	216,228
HI-LEX Corp.	5,600	59,657
Hino Motors Ltd.(1)	128,100	340,046
Hirano Tecseed Co. Ltd.	800	9,883
HIS Co. Ltd.	17,700	210,257
Hodogaya Chemical Co. Ltd.	2,100	53,236
Hokko Chemical Industry Co. Ltd.	4,100	35,088
Hokkoku Financial Holdings, Inc.(2)	2,400	80,737
Hokuetsu Corp.(2)	18,500	188,945
Hokuetsu Industries Co. Ltd.	2,000	22,820
Hokuhoku Financial Group, Inc.	21,800	260,594
Hokuto Corp.	2,000	23,188
H-One Co. Ltd.	2,700	18,266
Honeys Holdings Co. Ltd.(2)	7,200	78,403
Hoosiers Holdings Co. Ltd.	2,300	15,632
Hosiden Corp.	17,800	277,007

Hosokawa Micron Corp.	1,600	41,381
HS Holdings Co. Ltd.	7,500	42,206
Hyakugo Bank Ltd.	59,400	239,167
Hyakujushi Bank Ltd.	4,300	88,250
Ichikoh Industries Ltd.	4,500	12,112
Ichinen Holdings Co. Ltd.	6,900	85,896
IDOM, Inc.	41,500	303,146
Iino Kaiun Kaisha Ltd.	39,400	293,828
Inabata & Co. Ltd.	26,100	568,736
I-Net Corp.	1,500	16,186
INFRONEER Holdings, Inc.	46,700	379,020
Innotech Corp.	1,800	16,573
Integrated Design & Engineering Holdings Co. Ltd.	7,200	312,213
Internet Initiative Japan, Inc.	900	18,166
Inui Global Logistics Co. Ltd.	1,000	10,301
I-PEX, Inc.	2,800	55,335
I'rom Group Co. Ltd.(1)	200	3,444
Ise Chemicals Corp.(2)	1,100	196,316
Ito En Ltd.	22,100	480,370
Itochu Enex Co. Ltd.	9,400	101,299
Itochu-Shokuhin Co. Ltd.	2,700	125,538
Itoham Yonekyu Holdings, Inc.	1,200	30,308
Itoki Corp.	2,200	23,361
IwaiCosmo Holdings, Inc.	6,000	91,479
Iyogin Holdings, Inc.	8,400	86,758
Izumi Co. Ltd.	14,700	305,775
J Front Retailing Co. Ltd.(2)	99,500	1,185,850
J Trust Co. Ltd.	15,700	45,301
Jaccs Co. Ltd.(2)	12,000	298,584
JAFCO Group Co. Ltd.	800	11,312
Japan Aviation Electronics Industry Ltd.(2)	15,000	262,021
Japan Lifeline Co. Ltd.	7,400	65,364
Japan Petroleum Exploration Co. Ltd.	96,500	698,311
Japan Pulp & Paper Co. Ltd.	30,400	132,294
Japan Transcity Corp.	2,000	13,468
Japan Wool Textile Co. Ltd.	1,300	10,832
JDC Corp.	2,900	9,761
JGC Holdings Corp.	67,400	584,734
JM Holdings Co. Ltd.	2,900	52,743
J-Oil Mills, Inc.	9,600	140,762
Joshin Denki Co. Ltd.	8,200	126,911
JSB Co. Ltd.	3,400	62,000
JSP Corp.	5,600	78,087
JTEKT Corp.	109,600	769,164
Juroku Financial Group, Inc.	11,000	314,500
JVCKenwood Corp.	123,200	1,239,444
Kaga Electronics Co. Ltd.	1,000	17,559
Kamei Corp.	6,600	80,116
Kanadevia Corp.	102,600	643,644
Kanamoto Co. Ltd.	18,100	346,710
Kandenko Co. Ltd.	3,000	44,268
Kaneka Corp.	27,100	627,859
Kanematsu Corp.	45,200	770,740
Kanto Denka Kogyo Co. Ltd.	31,100	228,397
Kato Sangyo Co. Ltd.	15,200	454,112

Kato Works Co. Ltd.	2,300	20,131
Kawada Technologies, Inc.	9,200	165,697
Kawai Musical Instruments Manufacturing Co. Ltd.	600	11,305
Kawasaki Heavy Industries Ltd.	3,300	122,554
Keihanshin Building Co. Ltd.	200	2,175
Keiyo Bank Ltd.	19,400	103,191
Kenko Mayonnaise Co. Ltd.	2,000	28,430
KH Neochem Co. Ltd.(2)	16,000	218,036
Kitz Corp.	11,500	83,636
Kiyo Bank Ltd.	4,000	55,281
Koei Chemical Co. Ltd.	200	2,974
Kohnan Shoji Co. Ltd.	12,700	305,385
Kojima Co. Ltd.	14,400	105,659
Komeri Co. Ltd.	8,500	182,428
Konica Minolta, Inc.	200,500	877,333
Konishi Co. Ltd.	17,300	151,470
Konoike Transport Co. Ltd.	12,600	250,384
KPP Group Holdings Co. Ltd.	25,500	111,355
Krosaki Harima Corp.	8,000	124,823
K's Holdings Corp.	72,400	686,322
Kumagai Gumi Co. Ltd.	16,800	404,474
Kurabo Industries Ltd.	7,400	277,491
Kuraray Co. Ltd.	104,500	1,423,933
Kureha Corp.	22,700	428,512
Kurimoto Ltd.	4,500	123,592
KYB Corp.	23,400	382,689
Kyoei Steel Ltd.	11,000	127,558
Kyokuto Securities Co. Ltd.	3,400	31,341
Kyokuyo Co. Ltd.	200	5,233
Kyudenko Corp.	11,000	378,209
Kyushu Financial Group, Inc.	31,800	151,910
Kyushu Leasing Service Co. Ltd.	1,800	12,521
Lacto Japan Co. Ltd.(2)	1,600	30,885
Life Corp.	12,100	274,405
Lintec Corp.	7,600	152,200
Look Holdings, Inc.	1,600	27,305
Macnica Holdings, Inc.	65,700	773,246
Mamiya-Op Co. Ltd.	400	4,333
Marubun Corp.	700	4,990
Marudai Food Co. Ltd.	6,400	73,124
Maruha Nichiro Corp.	31,600	635,452
Maruzen Showa Unyu Co. Ltd.	4,700	201,505
Matsuda Sangyo Co. Ltd.	7,200	145,890
Maxell Ltd.	13,100	149,941
MCJ Co. Ltd.	21,600	200,085
Mebuki Financial Group, Inc.	252,400	1,121,049
Megachips Corp.	200	8,040
Megmilk Snow Brand Co. Ltd.	24,000	440,228
Meidensha Corp.	500	12,881
Meiji Shipping Group Co. Ltd.	4,400	19,546
Meiko Electronics Co. Ltd.	11,000	674,929
Meisei Industrial Co. Ltd.	11,500	100,648
Meiwa Corp.	5,100	21,487
MIMAKI ENGINEERING Co. Ltd.	10,900	105,960
Ministop Co. Ltd.	800	9,372

Miraial Co. Ltd.	1,700	16,125
Mirait One Corp.	7,200	104,139
Mitsuba Corp.	24,600	137,018
Mitsubishi Kakoki Kaisha Ltd.	3,500	75,377
Mitsubishi Logisnext Co. Ltd.	16,400	127,201
Mitsubishi Materials Corp.	58,400	937,655
Mitsubishi Paper Mills Ltd.(2)	11,100	35,488
Mitsubishi Research Institute, Inc.	2,000	57,938
Mitsubishi Shokuhin Co. Ltd.	8,000	257,391
Mitsui Matsushima Holdings Co. Ltd.(2)	7,700	175,996
Mitsui Mining & Smelting Co. Ltd.	40,900	1,282,656
Mitsui-Soko Holdings Co. Ltd.	13,600	690,633
Miyaji Engineering Group, Inc.	11,400	144,277
Miyazaki Bank Ltd.	3,700	73,975
Mizuho Leasing Co. Ltd.	75,700	509,468
Mizuho Medy Co. Ltd.	2,800	29,833
Modec, Inc.	25,200	536,393
Morinaga Milk Industry Co. Ltd.	40,400	792,535
Moriroku Holdings Co. Ltd.	5,300	69,684
Morita Holdings Corp.	400	5,659
Mugen Estate Co. Ltd.	6,700	98,081
Musashi Seimitsu Industry Co. Ltd.	33,200	735,198
Musashino Bank Ltd.	10,200	197,487
Nachi-Fujikoshi Corp.	3,800	78,556
Nafco Co. Ltd.	1,100	14,387
Nagano Keiki Co. Ltd.	1,800	28,616
Nagase & Co. Ltd.	50,000	1,022,111
Nagoya Railroad Co. Ltd.	14,500	168,490
Nakayama Steel Works Ltd.	19,500	94,100
Namura Shipbuilding Co. Ltd.(2)	33,000	339,035
Nanto Bank Ltd.	100	2,034
Nasu Denki Tekko Co. Ltd.	100	7,727
NEC Capital Solutions Ltd.	3,000	73,843
NET One Systems Co. Ltd.	7,800	234,358
NHK Spring Co. Ltd.	20,100	233,982
Nichias Corp.	4,000	155,320
Nichicon Corp.(2)	18,000	125,951
Nichireki Group Co. Ltd.	2,700	43,338
Nichirin Co. Ltd.	2,700	63,132
Nihon Chouzai Co. Ltd.	1,200	11,412
Nihon Dempa Kogyo Co. Ltd.	8,800	53,853
Nihon Dengi Co. Ltd.	100	4,455
Nihon Flush Co. Ltd.	400	2,209
Nihon House Holdings Co. Ltd.	7,900	17,269
Nihon Tokushu Toryo Co. Ltd.	500	4,177
Nikkiso Co. Ltd.	7,500	48,052
Nikkon Holdings Co. Ltd.(2)	39,800	525,647
Nippn Corp.	21,400	304,025
Nippon Beet Sugar Manufacturing Co. Ltd.	200	3,210
Nippon Carbide Industries Co., Inc.	2,400	25,955
Nippon Chemical Industrial Co. Ltd.	2,800	44,574
Nippon Chemi-Con Corp.(1)(2)	6,900	50,231
Nippon Coke & Engineering Co. Ltd.(2)	124,300	79,054
Nippon Concrete Industries Co. Ltd.	2,500	6,380
Nippon Denko Co. Ltd.	29,300	56,290

Nippon Densetsu Kogyo Co. Ltd.	7,400	96,106
Nippon Light Metal Holdings Co. Ltd.	38,000	385,322
Nippon Paper Industries Co. Ltd.	53,100	307,022
Nippon Seiki Co. Ltd.	1,600	11,111
Nippon Shokubai Co. Ltd.	73,000	886,667
Nippon Television Holdings, Inc.	12,900	212,015
Nippon Yakin Kogyo Co. Ltd.	10,600	274,145
Nipro Corp.	58,600	541,268
Nishimoto Co. Ltd.(2)	8,100	104,410
Nishi-Nippon Financial Holdings, Inc.	49,700	661,604
Nishi-Nippon Railroad Co. Ltd.	19,900	305,522
Nishio Holdings Co. Ltd.(2)	10,600	260,540
Nissan Shatai Co. Ltd.	9,900	74,761
Nisshin Oillio Group Ltd.	15,000	505,509
Nissin Corp.	1,900	55,433
Nissui Corp.	179,300	1,123,067
Niterra Co. Ltd.	11,100	344,535
Nittetsu Mining Co. Ltd.	4,500	126,699
Nojima Corp.	39,300	608,445
NOK Corp.	40,700	611,654
Noritake Co. Ltd.	4,600	116,402
Noritsu Koki Co. Ltd.	9,300	279,169
North Pacific Bank Ltd.	71,300	208,069
NPR-RIKEN Corp.	4,800	76,920
NS United Kaiun Kaisha Ltd.(2)	6,600	176,364
NSK Ltd.	70,000	308,304
NTN Corp.	256,700	404,397
Ogaki Kyoritsu Bank Ltd.	1,200	14,786
Oisix ra daichi, Inc.(1)	14,000	148,153
Oji Holdings Corp.	11,700	43,207
Oki Electric Industry Co. Ltd.	58,000	364,610
Okinawa Cellular Telephone Co.	10,500	306,681
Okinawa Financial Group, Inc.	5,800	92,837
Okura Industrial Co. Ltd.	2,900	60,262
Okuwa Co. Ltd.(2)	2,200	13,500
Olympic Group Corp.	500	1,552
Onoken Co. Ltd.	6,100	58,378
Orient Corp.	28,170	155,164
Oriental Shiraishi Corp.	13,400	34,135
Osaka Steel Co. Ltd.	14,500	322,136
Pacific Industrial Co. Ltd.	28,600	247,691
Pack Corp.	600	14,320
PAL GROUP Holdings Co. Ltd.	10,100	218,869
Pasona Group, Inc.	7,300	95,968
Penta-Ocean Construction Co. Ltd.	83,500	342,529
PILLAR Corp.	8,200	238,239
Press Kogyo Co. Ltd.	53,100	188,070
Prima Meat Packers Ltd.	14,300	208,472
PS Construction Co. Ltd.	12,400	85,019
Raito Kogyo Co. Ltd.	300	4,372
Raiznext Corp.	700	6,954
Rasa Industries Ltd.	2,500	44,822
Renewable Japan Co. Ltd.(1)(2)	2,800	23,409
Rengo Co. Ltd.	134,700	798,583
RENOVA, Inc.(1)(2)	12,300	65,550

Resorttrust, Inc.	29,600	588,244
Restar Corp.	8,200	130,472
Retail Partners Co. Ltd.	2,700	22,411
Ricoh Leasing Co. Ltd.	9,300	319,663
Riken Technos Corp.	15,500	110,520
Round One Corp.	97,400	675,846
Ryobi Ltd.(2)	12,800	179,392
RYODEN Corp.	3,100	47,305
Sakai Chemical Industry Co. Ltd.	9,000	153,724
Sakata INX Corp.	25,400	259,388
Sakura Internet, Inc.	300	9,172
Sala Corp.(2)	13,400	72,233
San Holdings, Inc.	800	5,481
San ju San Financial Group, Inc.	1,700	22,939
San-Ai Obbli Co. Ltd.	28,900	365,533
Sangetsu Corp.	8,500	163,977
San-In Godo Bank Ltd.	43,100	347,864
Sanix, Inc.(1)	1,600	2,850
Sanki Engineering Co. Ltd.	15,500	301,196
Sanko Gosei Ltd.	1,200	4,727
Sankyo Frontier Co. Ltd.	400	5,279
Sankyo Tateyama, Inc.(2)	9,200	43,278
Sankyu, Inc.	3,100	107,306
Sanoh Industrial Co. Ltd.	16,400	80,072
Sansha Electric Manufacturing Co. Ltd.	2,000	11,793
Sanwa Holdings Corp.	27,100	818,498
Sanyo Chemical Industries Ltd.	5,100	134,179
Sanyo Denki Co. Ltd.	4,000	221,684
Sanyo Special Steel Co. Ltd.	8,500	103,953
Sanyo Trading Co. Ltd.	7,400	73,930
Sato Holdings Corp.	7,900	117,189
Sawai Group Holdings Co. Ltd.	22,200	322,840
SBI Leasing Services Co. Ltd.	1,200	21,295
SBI Sumishin Net Bank Ltd.	22,800	538,007
SBS Holdings, Inc.	600	9,683
Scroll Corp.	5,900	40,458
SEC Carbon Ltd.	2,000	27,601
Seed Co. Ltd.	1,600	5,129
Seika Corp.	3,500	113,123
Seiko Electric Co. Ltd.	4,100	33,352
Seiko Group Corp.	16,800	463,936
Seino Holdings Co. Ltd.	8,800	144,842
Sekisui Kasei Co. Ltd.	2,100	5,075
SEMITEC Corp.	800	9,232
Senko Group Holdings Co. Ltd.	62,600	629,899
Senshu Electric Co. Ltd.	5,700	191,389
Senshu Ikeda Holdings, Inc.	104,100	270,148
Shibaura Electronics Co. Ltd.	1,200	25,659
Shibaura Machine Co. Ltd.	10,800	252,914
Shibaura Mechatronics Corp.	3,600	178,353
Shibusawa Warehouse Co. Ltd.	100	2,060
Shibuya Corp.(2)	5,300	136,838
Shikoku Bank Ltd.	4,200	30,639
Shikoku Kasei Holdings Corp.	15,100	204,504
Shin Nippon Air Technologies Co. Ltd.	5,600	145,722

Shin Nippon Biomedical Laboratories Ltd.	1,000	10,692
Shinagawa Refractories Co. Ltd.	11,100	122,618
Shinmaywa Industries Ltd.	18,500	159,871
Shinnihon Corp.	5,800	58,533
Shinsho Corp.	400	16,009
Shinwa Co. Ltd.	1,000	18,687
Ship Healthcare Holdings, Inc.	1,100	16,222
Showa Sangyo Co. Ltd.	9,700	179,961
Siix Corp.	13,200	99,143
Sinfonia Technology Co. Ltd.	8,800	341,299
SK-Electronics Co. Ltd.(2)	3,000	38,427
SKY Perfect JSAT Holdings, Inc.	94,700	548,692
Soda Nikka Co. Ltd.	4,000	30,087
Soken Chemical & Engineering Co. Ltd.	800	16,317
Sotetsu Holdings, Inc.	3,800	62,459
Starts Corp., Inc.	16,100	396,381
St-Care Holding Corp.	1,900	9,409
Stella Chemifa Corp.	2,300	60,860
Studio Alice Co. Ltd.	700	9,806
Subaru Enterprise Co. Ltd.	500	9,655
Sumida Corp.(2)	14,100	91,560
Sumiseki Holdings, Inc.	17,400	98,592
Sumitomo Densetsu Co. Ltd.	6,300	202,728
Sumitomo Osaka Cement Co. Ltd.	22,200	494,979
Sumitomo Riko Co. Ltd.	27,600	288,591
Sumitomo Seika Chemicals Co. Ltd.(2)	2,500	78,795
Sumitomo Warehouse Co. Ltd.	600	11,030
Sun Corp.	800	45,757
Sun Frontier Fudousan Co. Ltd.	7,900	99,312
Sun-Wa Technos Corp.	1,300	18,907
Suruga Bank Ltd.	33,100	224,450
Suzuken Co. Ltd.	14,500	453,701
SWCC Corp.	17,300	872,930
T RAD Co. Ltd.	1,600	36,748
Tachibana Eletech Co. Ltd.	200	3,436
Tachikawa Corp.	400	3,605
Tachi-S Co. Ltd.	18,000	204,515
Taiheiyo Cement Corp.	53,300	1,359,177
Taiho Kogyo Co. Ltd.	1,500	6,063
Taikisha Ltd.	11,800	370,160
Taisei Oncho Co. Ltd.(2)	1,000	26,220
Taiyo Holdings Co. Ltd.	1,300	37,233
Takamatsu Construction Group Co. Ltd.	400	6,982
Takamiya Co. Ltd.	1,000	2,765
Takaoka Toko Co. Ltd.	1,900	25,275
Takara Standard Co. Ltd.	300	3,293
Takasago International Corp.	10,400	378,585
Takasago Thermal Engineering Co. Ltd.	12,600	502,503
Takashima & Co. Ltd.	2,700	22,239
Takashimaya Co. Ltd.(2)	147,400	1,178,381
Take & Give Needs Co. Ltd.	2,600	16,035
Tamron Co. Ltd.(2)	8,000	229,395
Tamura Corp.	15,500	51,555
Tanseisha Co. Ltd.	6,800	36,834
Teijin Ltd.	129,500	1,141,239

Tekken Corp.	3,400	51,068
Tenma Corp.	600	12,064
Tera Probe, Inc.	2,300	43,193
Tess Holdings Co. Ltd.	3,100	5,685
Tigers Polymer Corp.	900	4,048
Toa Corp.	37,900	301,752
TOA ROAD Corp.	4,400	37,242
Toagosei Co. Ltd.	30,100	306,390
TOBISHIMA HOLDINGS, Inc.	1,900	19,869
Toenec Corp.	500	3,209
Toho Co. Ltd.	2,800	51,853
Toho Holdings Co. Ltd.(2)	31,600	903,198
Tokai Carbon Co. Ltd.(2)	119,000	722,632
TOKAI Holdings Corp.	38,100	233,782
Tokai Rika Co. Ltd.	32,000	442,212
Tokuyama Corp.	41,600	742,798
Tokyo Kiraboshi Financial Group, Inc.	15,000	418,558
Tokyo Steel Manufacturing Co. Ltd.	36,400	361,774
Tokyo Tekko Co. Ltd.(2)	4,800	204,952
Tokyotokeiba Co. Ltd.(2)	11,600	331,560
Toli Corp.	1,800	5,529
Tomen Devices Corp.	1,100	48,970
Tomoku Co. Ltd.	300	4,370
TOMONY Holdings, Inc.	47,200	141,947
Tomy Co. Ltd.	1,400	39,711
Tonami Holdings Co. Ltd.	300	11,230
Topre Corp.	27,400	344,486
Topy Industries Ltd.	8,900	111,257
Torishima Pump Manufacturing Co. Ltd.	10,400	162,746
Toshiba TEC Corp.	1,400	34,017
Totech Corp.	10,000	164,017
Totetsu Kogyo Co. Ltd.	1,700	36,504
Toyo Engineering Corp.	19,200	89,237
Toyo Seikan Group Holdings Ltd.	28,100	446,337
Toyo Tire Corp.	57,500	895,455
Toyobo Co. Ltd.	52,400	325,143
Toyoda Gosei Co. Ltd.	39,400	650,029
Toyota Boshoku Corp.	21,800	277,570
TPR Co. Ltd.	11,800	185,220
Traders Holdings Co. Ltd.	4,600	32,081
Transcosmos, Inc.	900	20,838
TRE Holdings Corp.	27,424	297,991
Trusco Nakayama Corp.	20,700	297,273
TS Tech Co. Ltd.	46,600	514,782
Tsubakimoto Chain Co.	46,500	582,559
Tsuburaya Fields Holdings, Inc.(2)	13,200	189,698
Tsugami Corp.	21,100	191,854
Tsukuba Bank Ltd.	18,800	29,207
Tsuzuki Denki Co. Ltd.	300	4,944
TV Asahi Holdings Corp.	5,400	78,883
Tv Tokyo Holdings Corp.	1,600	32,746
UACJ Corp.	28,500	1,028,912
Uchida Yoko Co. Ltd.	3,900	182,059
UEX Ltd.	3,400	20,176
Unipres Corp.	23,400	149,894

United Arrows Ltd.	14,000	245,866
UNITED, Inc.	800	4,271
Unitika Ltd.(1)	59,900	77,805
Valor Holdings Co. Ltd.	23,800	343,530
Vertex Corp.	3,000	38,728
Vital KSK Holdings, Inc.	9,200	73,053
VT Holdings Co. Ltd.	41,800	131,682
Wacom Co. Ltd.	32,500	153,937
Wakita & Co. Ltd.	11,100	115,907
Warabeya Nichiyo Holdings Co. Ltd.	4,700	62,318
Wellnet Corp.	5,000	29,676
Willplus Holdings Corp.	900	5,955
Xebio Holdings Co. Ltd.	200	1,499
Yahagi Construction Co. Ltd.	2,600	25,466
YAMABIKO Corp.	18,500	306,095
Yamada Holdings Co. Ltd.	3,100	9,465
Yamae Group Holdings Co. Ltd.	6,600	91,559
Yamaichi Electronics Co. Ltd.	6,300	96,607
Yamax Corp.	2,200	22,488
Yellow Hat Ltd.	3,900	67,042
Yokogawa Bridge Holdings Corp.	17,400	320,690
Yokohama Rubber Co. Ltd.(2)	16,200	329,164
Yokorei Co. Ltd.	24,000	127,671
Yondenko Corp.	2,400	23,719
Yorozu Corp.	1,600	12,282
Yuasa Trading Co. Ltd.	9,100	263,228
Yurtec Corp.	11,800	113,109
Yushiro Chemical Industry Co. Ltd.	1,500	21,250
Zacros Corp.	8,900	245,475
		120,568,848
Netherlands — 1.2%
Acomo NV(2)	1,185	21,905
AMG Critical Materials NV(2)	6,466	97,343
ASR Nederland NV	24,187	1,155,978
Basic-Fit NV(1)(2)	16,584	371,881
Brunel International NV(2)	2,533	23,556
Constellium SE(1)	18,474	226,491
Corbion NV	22,285	517,064
ForFarmers NV(2)	2,391	8,158
Fugro NV	29,380	532,751
Kendrion NV(2)	2,765	31,724
Koninklijke Vopak NV	10,988	513,941
Nedap NV(2)	63	3,528
OCI NV	29,037	339,354
ProQR Therapeutics NV(1)	17,957	68,955
SBM Offshore NV(2)	33,424	604,377
SIF Holding NV(1)(2)	1,046	13,770
Sligro Food Group NV	2,450	27,643
Van Lanschot Kempen NV	2,008	89,885
		4,648,304
New Zealand — 0.7%
Air New Zealand Ltd.	2,210,056	726,682
Channel Infrastructure NZ Ltd.	5,917	6,235
Fletcher Building Ltd.(1)(2)	357,873	660,104
KMD Brands Ltd.(1)	13,702	3,365

Oceania Healthcare Ltd.(1)	371,672	173,973
PGG Wrightson Ltd.(1)	3,178	3,299
Ryman Healthcare Ltd.(1)(2)	132,672	365,540
SKY Network Television Ltd.	10,714	15,561
SKYCITY Entertainment Group Ltd.(2)	595,977	511,896
Warehouse Group Ltd.	4,116	2,537
		2,469,192
Norway — 2.0%
ABG Sundal Collier Holding ASA	52,525	31,577
Aker Solutions ASA	62,970	179,201
AMSC ASA(1)	5,422	13,615
Avance Gas Holding Ltd.	8,412	86,760
Belships ASA	3,254	5,372
Bluenord ASA(1)	6,751	360,870
BW LPG Ltd.	43,882	533,704
BW Offshore Ltd.	28,192	71,363
Cool Co. Ltd.	18,018	150,206
DNO ASA	383,571	355,470
DOF Group ASA(1)	17,990	138,717
Grieg Seafood ASA	5,765	31,811
Hoegh Autoliners ASA	79,512	927,388
Kid ASA	6,221	72,002
Klaveness Combination Carriers ASA	508	3,642
Kongsberg Automotive ASA(1)	5,303	723
MPC Container Ships ASA	235,299	461,644
Nordic Mining ASA(1)	43,594	100,249
Norske Skog ASA(1)	38,365	73,317
Norwegian Air Shuttle ASA	495,956	506,637
Odfjell Drilling Ltd.	28,859	127,352
Odfjell SE, Class A	5,807	57,451
Odfjell Technology Ltd.	6,441	27,387
OKEA ASA	3,401	6,166
Panoro Energy ASA(1)	46,986	113,545
Rana Gruber ASA	9,684	67,531
Scatec ASA(1)	54,195	397,956
SpareBank 1 Nord Norge	57,275	613,476
SpareBank 1 SMN	32,306	480,642
SpareBank 1 Sor-Norge ASA	622	8,148
Sparebanken More	1,335	10,628
Sparebanken Vest	1,609	19,254
Stolt-Nielsen Ltd.	10,056	255,298
TGS ASA	86,424	846,980
Wallenius Wilhelmsen ASA	36,719	358,507
		7,494,589
Portugal — 0.3%
CTT-Correios de Portugal SA(2)	120,989	571,074
Ibersol SGPS SA	9	71
Mota-Engil SGPS SA(2)	93,868	259,175
Semapa-Sociedade de Investimento e Gestao	13,752	200,819
Sonae SGPS SA	46,062	45,920
		1,077,059
Singapore — 1.9%
BRC Asia Ltd.	5,500	10,382
Bumitama Agri Ltd.	185,600	117,780
Centurion Corp. Ltd.	10,500	7,373

China Sunsine Chemical Holdings Ltd.	27,500	9,854
CSE Global Ltd.	583,103	202,616
First Resources Ltd.	719,700	801,002
Food Empire Holdings Ltd.	18,700	13,681
Frencken Group Ltd.(2)	10,000	8,837
Geo Energy Resources Ltd.(2)	837,800	165,880
Golden Agri-Resources Ltd.	3,815,900	769,209
Hafnia Ltd.	51,317	297,455
Hong Fok Corp. Ltd.	54,400	33,561
Hong Leong Asia Ltd.	41,900	25,188
Hour Glass Ltd.	33,400	38,155
Hutchison Port Holdings Trust, U Shares	4,172,500	659,676
InnoTek Ltd.	9,200	2,957
ISDN Holdings Ltd.(2)	42,600	9,707
OUE Ltd.	15,900	12,115
Rex International Holding Ltd.(1)(2)	1,287,000	108,596
RH PetroGas Ltd.(1)	344,000	41,585
Riverstone Holdings Ltd.	22,600	17,549
Samudera Shipping Line Ltd.	662,200	402,985
Sing Holdings Ltd.	11,800	2,950
Singapore Post Ltd.	10,800	4,680
Tuan Sing Holdings Ltd.	421,959	77,251
Yangzijiang Financial Holding Ltd.	2,853,100	852,338
Yangzijiang Shipbuilding Holdings Ltd.	1,194,500	2,149,483
Yanlord Land Group Ltd.(1)(2)	254,600	122,682
Yoma Strategic Holdings Ltd.(1)	1,083,800	51,904
		7,017,431
Spain — 1.5%
Acerinox SA	98,133	986,275
Amper SA(1)	49,658	5,513
Atresmedia Corp. de Medios de Comunicacion SA	28,212	135,566
Audax Renovables SA	10,126	17,791
Bankinter SA(2)	194,540	1,538,938
Construcciones y Auxiliar de Ferrocarriles SA	3,341	116,204
Deoleo SA(1)	10,719	2,333
Ercros SA	14,395	53,620
Gestamp Automocion SA(2)	62,142	169,693
Grupo Catalana Occidente SA	5,047	193,378
Laboratorios Farmaceuticos Rovi SA	4,504	306,877
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(2)	5,557	6,307
Melia Hotels International SA	9,648	69,020
Miquel y Costas & Miquel SA	1,905	25,185
Neinor Homes SA(1)	2,909	46,603
Obrascon Huarte Lain SA(1)(2)	96,366	29,603
Prosegur Cia de Seguridad SA(2)	31,281	64,597
Sacyr SA	256,827	839,360
Soltec Power Holdings SA(1)(2)	5,373	9,073
Tecnicas Reunidas SA(1)	12,553	147,386
Tubacex SA(2)	9,102	33,101
Unicaja Banco SA(2)	319,404	410,957
Vidrala SA	1,375	136,503
Viscofan SA(2)	7,076	456,927
		5,800,810
Sweden — 4.7%
AcadeMedia AB	59,543	325,580

Alleima AB	141,154	989,912
Alligo AB, Class B	8,097	87,262
Annehem Fastigheter AB, B Shares(1)	682	1,044
AQ Group AB	2,925	35,670
Arise AB	3,286	11,132
Arjo AB, B Shares	17,212	54,229
Atrium Ljungberg AB, B Shares	592	10,953
Avanza Bank Holding AB	11,533	247,789
Beijer Alma AB	925	14,605
Better Collective AS(1)	1,154	13,286
BICO Group AB(1)(2)	291	873
Bilia AB, A Shares	41,830	470,804
Billerud Aktiebolag	118,109	1,035,795
Bonava AB, B Shares(1)	60,273	42,517
Bufab AB	14,571	546,145
Bulten AB	1,926	12,109
Bure Equity AB	27,190	919,809
Byggmax Group AB(2)	14,631	59,004
Cibus Nordic Real Estate AB publ	30,827	493,701
Cint Group AB(1)	95,858	110,296
Clas Ohlson AB, B Shares	31,976	578,735
Cloetta AB, B Shares	10,792	25,766
Corem Property Group AB, B Shares	306,557	198,511
Dios Fastigheter AB	43,922	324,746
Dynavox Group AB(1)	28,285	152,034
Elanders AB, B Shares	400	3,318
Electrolux AB, B Shares(1)	73,793	552,027
Electrolux Professional AB, B Shares	2,474	15,900
Fastighetsbolaget Emilshus AB, Class B(1)	1,161	5,206
G5 Entertainment AB	3,291	30,449
Granges AB	79,010	900,552
Hexatronic Group AB(1)(2)	74,057	255,716
Hoist Finance AB(1)	27,835	231,053
Hufvudstaden AB, A Shares	437	5,040
Inwido AB	1,299	21,810
JM AB(2)	23,537	378,748
Loomis AB	43,594	1,335,652
Maha Energy AB(1)	15,860	10,222
MEKO AB	11,550	141,316
Mycronic AB	5,912	209,762
NCC AB, B Shares	58,510	874,789
Neobo Fastigheter AB(1)(2)	19,716	40,979
Net Insight AB, B Shares(1)	16,083	10,353
New Wave Group AB, B Shares(2)	31,235	277,182
Nobia AB(1)	21,831	7,476
Nordic Paper Holding AB(2)	27,161	124,102
Norion Bank AB(1)	18,091	65,373
Note AB(1)(2)	9,261	109,626
NP3 Fastigheter AB	9,293	219,995
Nyfosa AB	83,483	835,250
Pandox AB	46,098	813,158
Paradox Interactive AB	18,462	314,719
Peab AB, Class B	135,931	1,000,154
Platzer Fastigheter Holding AB, B Shares(2)	10,720	86,562
RaySearch Laboratories AB	11,265	215,055

Rusta AB	6,226	39,196
Samhallsbyggnadsbolaget i Norden AB	141,320	49,986
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	43,927	23,339
Scandi Standard AB	23,842	182,115
SkiStar AB	35,477	546,774
Solid Forsakring AB	4,180	30,799
Stendorren Fastigheter AB(1)	511	9,750
Tethys Oil AB(1)	15,095	79,522
TF Bank AB(1)	180	5,733
Troax Group AB	8,290	158,556
Truecaller AB, B Shares(2)	64,853	292,503
Viaplay Group AB, B Shares(1)(2)	736,696	45,647
Wihlborgs Fastigheter AB	47,361	480,561
Yubico AB(1)	1,669	41,368
		17,839,700
Switzerland — 3.8%
ALSO Holding AG	2,360	629,635
Arbonia AG(1)	25,598	331,313
Ascom Holding AG	110	519
Autoneum Holding AG(2)	3,138	367,973
Bell Food Group AG	1,040	313,065
Bellevue Group AG	642	8,823
Bossard Holding AG, Class A(2)	3,078	697,381
Bucher Industries AG	1,528	591,440
Burckhardt Compression Holding AG	911	683,363
Burkhalter Holding AG	26	2,705
Cembra Money Bank AG	9,307	857,483
Clariant AG(1)	77,901	940,913
Coltene Holding AG(1)	353	20,014
Daetwyler Holding AG, Bearer Shares	623	97,407
DKSH Holding AG	12,058	897,331
dormakaba Holding AG	158	119,857
EFG International AG(1)	45,915	626,379
Feintool International Holding AG	531	9,477
Forbo Holding AG	449	397,747
Gurit Holding AG, Bearer Shares	8	103
Huber & Suhner AG	794	67,843
Implenia AG	3,715	123,446
Interroll Holding AG	100	246,848
Kardex Holding AG	231	71,850
Komax Holding AG(2)	759	98,271
Leonteq AG(2)	1,417	37,983
Liechtensteinische Landesbank AG	921	71,796
Mobimo Holding AG	572	186,071
Montana Aerospace AG(1)	5,536	96,632
Orior AG(2)	2,236	104,503
Phoenix Mecano AG	17	8,887
Rieter Holding AG	435	42,705
Sensirion Holding AG(1)(2)	128	8,192
Siegfried Holding AG(1)	318	402,273
St. Galler Kantonalbank AG	413	199,785
Stadler Rail AG(2)	29,209	644,543
Swissquote Group Holding SA	7,213	2,838,202
TX Group AG	163	29,677
u-blox Holding AG(1)(2)	2,160	169,870

Valiant Holding AG	7,295	869,563
Vontobel Holding AG	1,235	81,518
V-ZUG Holding AG(1)	209	11,714
Zehnder Group AG	3,687	193,056
		14,198,156
United Kingdom — 13.0%
Alpha Group International PLC	3,929	109,398
Anglo Asian Mining PLC(1)	5,959	7,721
Anglogold Ashanti PLC	61,249	1,527,611
ASOS PLC(1)	27,269	130,615
Atalaya Mining PLC	19,611	88,854
Bank of Georgia Group PLC	24,256	1,447,502
Barratt Redrow PLC	88,924	484,285
Bellway PLC	14,790	472,174
boohoo Group PLC(1)(2)	294,024	125,787
Burford Capital Ltd.	7,690	104,815
Burford Capital Ltd. (London)	14,483	195,327
Capricorn Energy PLC	4,539	13,704
Central Asia Metals PLC	109,448	226,059
Close Brothers Group PLC(1)	86,655	246,776
CMC Markets PLC	41,032	144,184
Coats Group PLC	982,707	1,205,000
Computacenter PLC	22,422	635,425
DFS Furniture PLC	45,978	81,093
Diversified Energy Co. PLC	16,809	273,698
Drax Group PLC	279,380	2,372,798
Dunelm Group PLC	16,450	239,709
easyJet PLC	125,327	881,943
Ecora Resources PLC	39,689	33,042
Endeavour Mining PLC	20	398
Energean PLC	53,931	694,205
EnQuest PLC(1)	910,160	129,589
Essentra PLC(2)	7,635	14,074
Ferrexpo PLC(1)	83,361	86,258
Firstgroup PLC(2)	423,368	815,837
Frasers Group PLC(1)	21,056	197,630
Funding Circle Holdings PLC(1)	43,207	77,715
Games Workshop Group PLC	267	48,038
Genel Energy PLC(1)	36,022	38,959
Georgia Capital PLC(1)	5,227	78,597
Grafton Group PLC	15,378	184,706
Greggs PLC	57,585	1,981,551
Gulf Keystone Petroleum Ltd.	147,251	277,701
Halfords Group PLC	53,435	102,087
Harbour Energy PLC	19,522	64,422
Hays PLC	344,134	344,671
Hikma Pharmaceuticals PLC	51,454	1,259,973
Hilton Food Group PLC	48,376	557,575
Hochschild Mining PLC(1)	180,207	490,612
Howden Joinery Group PLC	61,533	639,891
Ibstock PLC	101,990	242,056
IG Design Group PLC(1)	4,688	7,007
IG Group Holdings PLC	61,628	751,055
Inchcape PLC	198,605	1,946,342
Indivior PLC(1)	809	9,122

International Personal Finance PLC	39,417	66,522
IQE PLC(1)(2)	417,212	64,102
J D Wetherspoon PLC	51,472	420,612
Jadestone Energy PLC(1)	43,668	13,888
JET2 PLC	109,182	2,187,453
Johnson Matthey PLC	98,751	1,708,374
Johnson Service Group PLC	134,299	246,152
Jubilee Metals Group PLC(1)(2)	2,770	166
Just Group PLC	263,512	480,366
Keller Group PLC	45,423	859,093
Lancashire Holdings Ltd.	74,589	602,361
Liontrust Asset Management PLC	34,295	190,845
Man Group PLC	231,763	620,442
Marks & Spencer Group PLC	810,134	3,949,116
Marston's PLC(1)	79,025	39,302
McBride PLC(1)	21,423	29,939
Me Group International PLC(2)	131,339	365,997
Mears Group PLC	41,310	192,105
Mitchells & Butlers PLC(1)	157,574	494,335
Mitie Group PLC	174,152	241,623
Molten Ventures PLC(1)	3,195	12,828
Morgan Sindall Group PLC	2,094	101,477
Motorpoint group PLC(1)	61	103
N Brown Group PLC(1)(2)	12,509	6,279
Nexxen International Ltd.(1)	2,739	13,488
Ninety One PLC	54,760	111,490
OSB Group PLC	208,992	1,066,447
Pagegroup PLC	147,145	675,093
Pan African Resources PLC	1,575,177	691,217
Paragon Banking Group PLC	110,209	1,059,222
Petra Diamonds Ltd.(1)(2)	46,129	19,949
Pinewood Technologies Group PLC	28,268	123,537
Plus500 Ltd.	49,567	1,618,491
PZ Cussons PLC(2)	4,899	4,960
Quilter PLC	872,532	1,670,069
Rathbones Group PLC	383	8,118
Reach PLC	171,737	194,637
RHI Magnesita NV	9,293	365,755
S4 Capital PLC(1)(2)	7,753	3,566
Secure Trust Bank PLC	121	568
Senior PLC	4,464	8,251
Serica Energy PLC	160,280	262,326
SIG PLC(1)	76,887	18,902
Speedy Hire PLC	138,940	55,535
Spire Healthcare Group PLC	5,688	16,309
St. James's Place PLC	32,862	377,593
SThree PLC	63,429	288,990
Synthomer PLC(1)	65,685	139,588
TBC Bank Group PLC	24,841	958,358
TI Fluid Systems PLC	250,376	613,291
TP ICAP Group PLC	354,425	1,184,894
Vanquis Banking Group PLC	20,176	11,750
Vertu Motors PLC	50,582	38,693
Vesuvius PLC	95,131	504,513
Vp PLC	235	1,790

Watches of Switzerland Group PLC(1)	36,354	215,247
Wickes Group PLC	139,560	262,239
Xaar PLC(1)	533	480
Yellow Cake PLC(1)	129,868	900,016
Yu Group PLC(2)	2,736	63,585
Zigup PLC	139,159	671,724
		49,201,752
United States — 0.5%
Chord Energy Corp.	4,951	631,351
Cleveland-Cliffs, Inc.(1)	1,384	17,231
Golar LNG Ltd.	29,554	1,163,541
		1,812,123
TOTAL COMMON STOCKS (Cost $327,976,455)		371,662,440
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)	27,855	7,677
Webuild SpA(1)(2)	6,684	18,693
TOTAL WARRANTS (Cost $—)		26,370
RIGHTS — 0.0%
Italy — 0.0%
Aquafil SpA(1)	8,245	688
New Zealand — 0.0%
Channel Infrastructure NZ Ltd.(1)	488	52
Spain — 0.0%
Vidrala SA(1)	69	6,822
Viscofan SA(1)(2)	7,076	10,858
		17,680
United States — 0.0%
Resolute Forest Products, Inc.(1)	10,100	5,244
TOTAL RIGHTS (Cost $27,686)		23,664
SHORT-TERM INVESTMENTS — 4.5%
Money Market Funds — 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,701,797	3,701,797
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,139,171	13,139,171
TOTAL SHORT-TERM INVESTMENTS (Cost $16,840,968)		16,840,968
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $344,845,109)		388,553,442
OTHER ASSETS AND LIABILITIES — (3.0)%		(11,340,416)
TOTAL NET ASSETS — 100.0%		$377,213,026

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	10	December 2024	$1,222,300	$115,234
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.5%
Materials	19.4%
Financials	16.4%
Consumer Discretionary	14.2%
Energy	10.6%
Consumer Staples	6.0%
Information Technology	3.9%
Real Estate	2.1%
Health Care	2.0%
Utilities	1.7%
Communication Services	1.7%
Short-Term Investments	4.5%
Other Assets and Liabilities	(3.0)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $36,348,736. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $38,594,727, which includes securities collateral of $25,455,556.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$31,400,652	—
Austria	—	2,817,700	—
Belgium	—	4,295,708	—
Canada	—	39,017,781	—
China	—	12,604	—
Denmark	—	6,632,787	—
Finland	—	3,826,327	—
France	—	10,823,451	—
Germany	—	12,314,015	—
Hong Kong	—	5,235,026	—
Ireland	—	1,088,126	—
Israel	$1,301,301	9,648,790	—
Italy	—	11,120,208	—
Japan	—	120,568,848	—
Netherlands	295,446	4,352,858	—
New Zealand	—	2,469,192	—
Norway	—	7,494,589	—
Portugal	—	1,077,059	—
Singapore	—	7,017,431	—
Spain	—	5,800,810	—
Sweden	—	17,839,700	—
Switzerland	—	14,198,156	—
United Kingdom	104,815	49,096,937	—
United States	1,812,123	—	—
Warrants	—	26,370	—
Rights	5,244	18,420	—
Short-Term Investments	16,840,968	—	—
	$20,359,897	$368,193,545	—
Other Financial Instruments
Futures Contracts	$115,234	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.